Income tax - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	$ (1,012)	$ 274
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	2,364	(1,895)	$ (1,342)
Effect of change in tax rate	788	596	(123)
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	16	13
Net balance, End of period	2,156	(1,012)	274
Presented under assets	6,435	4,154
Presented under liabilities	(4,279)	(5,166)
Accumulated tax losses	13,600	20,000
Potential future tax benefits	2,700	4,700
Inventories
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	293	352
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	(56)	(41)
Effect of change in tax rate		(6)
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	37	(12)
Net balance, End of period	274	293	352
Presented under assets	234	262
Presented under liabilities	40	31
Property, plant and equipment
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	(6,542)	(6,824)
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	94	(299)
Effect of change in tax rate	1,467	581
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	1
Net balance, End of period	(4,980)	(6,542)	(6,824)
Presented under assets		47
Presented under liabilities	(4,980)	(6,589)
Intangible assets other than goodwill
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	(53)	(522)
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	14	472
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	(4)	(3)
Net balance, End of period	(43)	(53)	(522)
Presented under liabilities	(43)	(53)
Employee benefits
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	231	187
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	160	64
Effect of change in tax rate		(17)
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	16	(3)
Net balance, End of period	407	231	187
Presented under assets	255	147
Presented under liabilities	152	84
Carry-forward tax losses and deductions
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	2,373	7,385
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	190	(5,053)
Effect of change in tax rate	(679)	38
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	21	3
Net balance, End of period	1,905	2,373	7,385
Presented under assets	424	192
Presented under liabilities	1,481	2,181
Unrealized intra-Group profits
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	3,506	259
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	2,016	3,247
Changes recognized in other comprehensive income:
Net balance, End of period	5,522	3,506	259
Presented under assets	5,522	3,506
Tax deductible provisions for product returns
Recognized deferred tax assets and liabilities
Net balance, Beginning of period	(820)	(563)
Changes recognized in the statement of operations:
Origination and reversal of temporary differences	(54)	(285)
Changes recognized in other comprehensive income:
Changes in respect of foreign exchange differences	(55)	28
Net balance, End of period	(929)	(820)	$ (563)
Presented under liabilities	$ (929)	$ (820)